Asset Retirement Obligations and Accrued Environmental Costs - Changes in Overall Asset Retirement Obligation Changed (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Balance, Beginning	$ 8,776	$ 8,295
Accretion of discount	435	422
New obligations	153	64
Changes in estimates of existing obligations	29	744
Spending on existing obligations	(327)	(314)
Property dispositions	(60)	(394)
Foreign currency translation	(86)	(41)
Balance, Ending	$ 8,920	$ 8,776